Business Combinations (Tables)	6 Months Ended	11 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Business Acquisition [Line Items]
Schedule of pro forma combined results of operations for the business combinations

	Pro forma for the six month period ended
	June 30, 2021	June 30, 2020
Revenues	$68,153	$57,290
Net (loss) income	(22,066)	(3,908)

	Pro forma for the year ended
	December 31,	December 31,
	2020	2019
Net revenues	$84,770	$56,129
Net loss	$(9,131)	$(12,978)

Adcole Acquisition
Business Acquisition [Line Items]
Schedule of fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date

March 2, 2020
Cash paid	$32,640
Purchase consideration	$32,640
Assets:
Cash	$156
Accounts receivable	840
Contract assets	1,427
Inventory	212
Prepaid expenses and other current assets	661
Property, plant and equipment	444
Intangible assets	9,690
$13,430
Liabilities:
Accounts payable	$894
Accrued expenses	644
Deferred revenue	777
$2,315
Fair value of net identifiable assets acquired	11,115
Goodwill	$21,525

March 2, 2020
Cash paid	$32,640
Purchase consideration	$32,640
Assets:
Cash	$156
Accounts receivable	840
Contract assets	1,427
Inventory	212
Prepaid expenses and other current assets	661
Property, plant and equipment	444
Intangible assets	9,690
$13,430
Liabilities:
Accounts payable	$894
Accrued expenses	644
Deferred revenue	777
$2,315
Fair value of net identifiable assets acquired	11,115
Goodwill	$21,525

Schedule of the intangible assets acquired by class

March 2, 2020
Trademark	$1,000
Technology	2,400
Customer relationships	6,100
In-process research and development (“IPR&D”)	190
Total intangible assets	$9,690

March 2, 2020
Trademark	$1,000
Technology	2,400
Customer relationships	6,100
In-process research and development (“IPR&D”)	190
Total intangible assets	$9,690

DSS Acquisition
Business Acquisition [Line Items]
Schedule of fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date

June 1,
2020
Cash paid	$3,940
Equity issued	1,000
Purchase consideration	$4,940
Assets:
Cash	$1,071
Accounts receivable	1,282
Contract assets	107
Inventory	39
Prepaid expenses and other current assets	37
Property, plant and equipment	710
Intangible assets	850
Other non-current assets	26
$4,122
Liabilities:
Accounts payable	$284
Deferred revenue	188
Current Portion of long-term debt	353
Other current liabilities	1,178
Long-term debt	705
Deferred tax liabilities	458
$3,166
Fair value of net identifiable assets acquired	956
Goodwill	$3,984

Schedule of the intangible assets acquired by class

June 1, 2020
Trademark	$150
Customer relationships	700
Total intangible assets	$850

June 1,
2020
Trademark	$150
Customer relationships	700
Total intangible assets	$850

MIS Acquisition
Business Acquisition [Line Items]
Schedule of fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date

June 22, 2020
Cash paid	$42,177
Equity issued	2,616
Contingent consideration	600
Purchase consideration	$45,393
Assets:
Cash	$13,559
Accounts receivable	1,097
Contract assets	665
Property, plant and equipment	451
Intangible assets	35,000
Other non-current assets	676
$51,448
Liabilities:
Accounts payable	$3,689
Deferred revenue	7,128
Other current liabilities	2,749
Deferred tax liabilities	7,297
$20,863
Fair value of net identifiable assets acquired	30,585
Goodwill	$14,808

June 22,
2020
Cash paid	$42,177
Equity issued	2,616
Contingent consideration	600
Purchase consideration	$45,393
Assets:
Cash	$13,559
Accounts receivable	585
Contract assets	665
Property, plant and equipment	451
Intangible assets	35,000
Other non-current assets	676
$50,936
Liabilities:
Accounts payable	$3,689
Deferred revenue	7,128
Other current liabilities	2,749
Deferred tax liabilities	7,297
$20,863
Fair value of net identifiable assets acquired	30,073
Goodwill	$15,320

Schedule of the intangible assets acquired by class

June 22, 2020
Trademarks	$3,400
Technology	16,000
Customer relationships	15,600
Total intangible assets	$35,000

June 22,
2020
Trademarks	$3,400
Technology	16,000
Customer relationships	15,600
Total intangible assets	$35,000

Schedule of assumptions used in the Black-Scholes OPM

MIS Black-Scholes Option Pricing Model Assumptions
Risk-free interest rate	0.05%
Revenue volatility	51.7%

MIS Black-Scholes OPM Assumptions
Risk-free interest rate	0.2%
Revenue discount rate	6.5%
Revenue volatility	30.0%
Earnout payment discount rate	5.9%

Roccor Acquisition
Business Acquisition [Line Items]
Schedule of fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date

October 28, 2020
Cash paid	$14,999
Equity issued	1,565
Contingent consideration	657
Purchase consideration	$17,221
Assets:
Cash	$6,161
Accounts receivable	517
Contract assets	1,797
Property, plant and equipment	1,128
Intangible assets	13,400
Other non-current assets	361
$23,364
Liabilities:
Accounts payable	$1,880
Deferred revenue	3,240
Other current liabilities	5,112
Deferred tax liabilities	1,952
$12,184
Fair value of net identifiable assets acquired	11,180
Goodwill	$6,041

October 28,
2020
Cash paid	$15,683
Equity issued	1,565
Contingent consideration	657
Purchase consideration	$17,905
Assets:
Cash	6,161
Accounts receivable	$517
Contract assets	1,797
Property, plant and equipment	1,128
Intangible assets	13,400
Other non-current assets	361
$23,364
Liabilities:
Accounts payable	$1,880
Deferred revenue	3,240
Other current liabilities	5,112
Deferred tax liabilities	1,952
$12,184
Fair value of net identifiable assets acquired	11,180
Goodwill	$6,725

Schedule of the intangible assets acquired by class

October 28, 2020
Trademarks	$1,200
Technology	6,500
Customer relationships	5,700
Total intangible assets	$13,400

October 28,
2020
Trademarks	$1,200
Technology	6,500
Customer relationships	5,700
Total intangible assets	$13,400

Schedule of assumptions used in the Black-Scholes OPM

Roccor Black-Scholes OPM Assumptions
Risk-free interest rate	0.1%
Revenue discount rate	7.0%
Revenue volatility	30.0%
Earnout payment discount rate	4.0%

Roccor
Risk-free interest rate	0.1%
Revenue discount rate	7.0%
Revenue volatility	30.0%
Earnout payment discount rate	4.0%

LoadPath Acquisition
Business Acquisition [Line Items]
Schedule of fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date

December 11, 2020
Cash paid	$7,598
Equity issued	800
Purchase consideration	$8,398
Assets
Cash	$995
Accounts receivable	1,208
Contract assets	187
Prepaid expenses and other current assets	2
Property, plant and equipment	42
Intangible assets	4,230
$6,664
Liabilities
Accounts payable	$334
Deferred revenue	394
Other current liabilities	1,203
Deferred tax liabilities	1,148
$3,079
Fair value of net identifiable assets acquired	3,585
Goodwill	$4,813

December 11,
2020
Cash paid	$7,598
Equity issued	800
Purchase consideration	$8,398
Assets
Cash	$995
Accounts receivable	1,208
Contract assets	187
Prepaid expenses and other current assets	2
Property, plant and equipment	42
Intangible assets	4,230
$6,664
Liabilities
Accounts payable	$334
Deferred revenue	394
Other current liabilities	1,203
Deferred tax liabilities	1,148
$3,079
Fair value of net identifiable assets acquired	3,585
Goodwill	$4,813

Schedule of the intangible assets acquired by class

December 11, 2020
Trademarks	$560
Technology	370
Customer relationships	3,300
Total intangible assets	$4,230

December 11,
2020
Trademarks	$560
Technology	370
Customer relationships	3,300
Total intangible assets	$4,230

Oakman acquisition
Business Acquisition [Line Items]
Schedule of fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date

January 15, 2021
Cash paid	$12,142
Equity issued	2,110
Purchase consideration	$14,252
Assets:
Accounts receivable	$1,279
Contract assets	121
Inventory	40
Prepaid expenses and other current assets	50
Property, plant and equipment	493
Intangible assets	10,600
$12,583
Liabilities:
Accounts payable	$46
Accrued expenses	2,022
Deferred revenue	253
Other current liabilities	45
Deferred tax liabilities	2,831
$5,197
Fair value of net identifiable assets acquired	7,386
Goodwill	$6,866

Schedule of the intangible assets acquired by class

January 15, 2021
Trademark	$100
Technology	5,600
Customer relationships	4,900
Total intangible assets	$10,600

DPSS acquisition
Business Acquisition [Line Items]
Schedule of fair value of the consideration transferred and the estimated fair values of the major classes of assets acquired and liabilities assumed as of the acquisition date

February 17, 2021
Cash paid	$27,305
Purchase consideration	$27,305
Assets:
Cash	$711
Accounts receivable	1,270
Contract assets	1,534
Inventory	3
Prepaid expenses and other current assets	53
Property, plant and equipment	734
Intangible assets	24,160
Other non-current assets	48
$28,513
Liabilities:
Accounts payable	$1,186
Accrued expenses	1,282
Deferred revenue	3,830
Deferred tax liabilities	6,058
$12,356
Fair value of net identifiable assets acquired	16,157
Goodwill	$11,148

Schedule of the intangible assets acquired by class

February 17, 2021
Trademark	$160
Technology	11,900
Customer relationships	12,100
Total intangible assets	$24,160